Fair Value of Financial Instruments - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 5,196	$ 2,133	$ 6,044	$ 4,788
Transfers out of Level 2 into Level 1 of fair value hierarchy	3,862	141	5,991	2,667
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	294	12	311	141
Transfers out of Level 2 into Level 1 of fair value hierarchy	12	0	311	17
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	2,300	5,760	3,937	8,879
Transfers out of Level 2 into Level 1 of fair value hierarchy	811	1,515	2,093	3,658
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	2,885	1,102	3,070	1,731
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 1,670	$ 321	$ 3,820	$ 1,154